Related Party Transactions (Details) - Schedule of Transactions with Related Parties - Related Party [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Sales to related parties	$ 4,975,766	$ 1,564,748	$ 1,163,752
Purchase from related parties	449,262	3,345	2,005
Beijing Huatu [Member]
Related Party Transaction [Line Items]
Sales to related parties	512,699	1,485,054	1,163,752
Shanghai Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties		79,694
Jinan Zhongshi Huiyun [Member]
Related Party Transaction [Line Items]
Sales to related parties	2,378,357
Purchase from related parties	413,686	3,345
Nanjing Guosheng Huaxing [Member]
Related Party Transaction [Line Items]
Sales to related parties	2,072,100
Purchase from related parties	35,131
Suzhou Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties	12,610
Shenzhen Zhixie Yunbi [Member]
Related Party Transaction [Line Items]
Purchase from related parties	445
Beijing Deran [Member]
Related Party Transaction [Line Items]
Purchase from related parties			$ 2,005